UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

California (0.9%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,000,000	$1,201,510
5s, 11/1/32	A1	1,000,000	1,117,590

			2,319,100
Guam (1.1%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	750,000	831,720

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,119,320

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	476,073

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	384,475

			2,811,588
Pennsylvania (86.6%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	2,250,000	2,516,531

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A-	1,000,000	1,105,760

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,059,770
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	569,920
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,163,300
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,089,130
(Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	606,800
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,376,824

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,242,040
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	Baa2	2,450,000	2,651,635
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,112,230

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	600,000	654,120

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	1,068,730

Allentown, Coml. & Indl. Dev. FRB (Diocese of Allentown), 0.1s, 12/1/29	Aa3	1,150,000	1,150,000

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	750,000	806,985
5s, 5/1/35	Baa2	500,000	545,200

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	AA-	1,000,000	1,138,850

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.09s, 11/1/25	VMIG1	3,600,000	3,600,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,295,640
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	741,630

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,172,360

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	500,000	559,410

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	242,659

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	A1	1,000,000	1,084,740

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,709,940

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA-	1,000,000	1,076,730

Centennial, School Dist., Bucks Cnty. G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,331,360

Chester Cnty., G.O. Bonds, 5s, 11/15/32	Aaa	1,000,000	1,208,270

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	400,000	420,872

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,139,090

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	335,496
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	811,731
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,913,921
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,142,210
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	788,513

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,690,545

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,279,220

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	275,000	275,429

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,148,329
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,104,810
Ser. A, 5s, 7/1/22	A2	200,000	243,012

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	800,000	873,240

Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,649,968

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,169,806

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A1	1,500,000	1,710,360

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	AA-	2,665,000	2,770,108

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,115,050
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,096,450

Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s, 5/15/23 (Prerefunded 11/15/13)	Aa2	1,000,000	1,033,220

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,175,600

Geisinger, Auth. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.06s, 8/1/28	VMIG1	4,000,000	4,000,000

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	860,175

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	B-/P	1,000,000	937,700

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,103,400

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,541,430
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,097,230

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.1s, 7/1/34	A-1	1,610,000	1,610,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	1,034,610

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,118,210

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,286,593

Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31	Baa1	1,385,000	1,388,795

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32 (Prerefunded 7/1/13)	A1	2,750,000	2,822,105

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA-	1,360,000	1,497,047

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,386,975

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,129,970

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,223,180

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,952,108

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,087,560
Ser. A, 5s, 1/1/32	A-	500,000	541,085

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB+	1,000,000	1,099,850
5 1/4s, 4/1/30	BBB+	1,060,000	1,165,544

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	A-	965,000	1,062,484

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	A	2,145,000	2,265,120
(Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,412,000

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,313,258

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,405,745

Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,628,685

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	1,043,790

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,728,795

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A
5 1/2s, 8/15/40	A3	1,000,000	1,070,690
5 1/2s, 8/15/35	A3	2,000,000	2,155,560

Northeastern York, School Dist. G.O. Bonds, SGI, 5s, 3/1/21	A+	1,035,000	1,142,816

Northhampton Cnty., Rev. Bonds (Moravian College), 5s, 7/1/31	A-	1,000,000	1,116,700

PA G.O. Bonds, AGM, 5 1/4s, 7/1/13	Aa2	1,000,000	1,016,320

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	250,000	289,418

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA-	1,500,000	1,685,805

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,397,240
(Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	557,940

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A3	1,000,000	1,061,000

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,276,650

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,303,434

PA Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,177,940
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	1,060,740

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	Aa2	1,500,000	1,784,910
5s, 6/1/21	Aa2	1,750,000	2,202,900
5s, 11/15/19	Aa2	1,500,000	1,860,135

PA State Econ. Dev. Fin. Auth. Rev. Bonds
(Forum PL), 5s, 3/1/34	AA-	2,000,000	2,241,120
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,185,770

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	881,629

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	523,480

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	678,324
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,095,040
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,014,410
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,015,560
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,106,900
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	1,059,515
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,090,810
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,100,090
(La Salle U.), 5s, 5/1/37	BBB	500,000	559,675
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	550,000
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	581,150
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	208,746
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,353,608
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	353,489

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	734,048

PA State Higher Edl. Facs. Auth. AICUP Fin. Program Rev. Bonds (Delaware Valley College of Science & Agriculture), Ser. LL1
5s, 11/1/42	Baa3	500,000	519,770
5s, 11/1/27	Baa3	400,000	438,812

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23	A1	1,755,000	2,049,120
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	303,869

PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25 (Prerefunded 6/1/13)	AA+	3,000,000	3,036,450
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	A	5,000,000	5,398,650
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	1,060,520
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	A1	1,250,000	1,389,788
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,379,154
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	Aa3	2,000,000	2,121,380

PA State Tpk. Comm. Rev. Bonds
(Motor License Fund), 5s, 12/1/42	A1	1,000,000	1,112,040
(Motor License Fund), Ser. A1, 5s, 12/1/38	A1	2,000,000	2,208,920
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,184,177
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,435,552

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,456,952
Ser. C, zero %, 12/1/38	AA	3,000,000	988,530

PA State U. Rev. Bonds
5s, 3/1/35	Aa2	1,000,000	1,123,910
5s, 9/1/29	Aa2	1,400,000	1,524,292

PA State, Higher Edl. Facs. Auth. Rev. Bonds
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	276,203
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	582,355

Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25 (Prerefunded 8/1/14)	Aa2	2,000,000	2,132,320

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AA-	500,000	572,170
CIFG, 5s, 8/1/23	A2	1,980,000	2,107,235

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	2,272,560

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	1,005,348
(Master Charter School), 6s, 8/1/35	BBB+	500,000	561,145

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,345,100
Ser. A-1, AGM, 5s, 9/1/26	AA-	2,000,000	2,069,940

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,398,597	240
6 5/8s, 7/1/21 (In default)(NON)	D/P	708,799	71

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A2	1,000,000	1,154,930

Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,070,590

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,450,638

Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM, 5s, 9/1/34	A1	2,000,000	2,190,280

Reading, G.O. Bonds, AGM, 5s, 11/1/29	A2	2,000,000	2,174,180

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,074,230

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	644,397
5s, 1/1/27	Baa3	350,000	381,745

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,856,496

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,872,566

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,374,648

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	238,000	240,313

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA-	1,500,000	1,701,930

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	1,087,320
(U. of Scranton), 5s, 11/1/35	A	1,000,000	1,100,630
(Wilkes U.), 5s, 3/1/22	BBB	625,000	681,731

			217,717,747
Puerto Rico (9.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,760,000	1,779,747
5 3/8s, 5/15/33	BBB	1,375,000	1,378,424

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	BBB	1,000,000	1,083,870
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	BBB	500,000	513,285
Ser. A, 5 1/4s, 7/1/34	BBB	1,250,000	1,260,475

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	BBB-	2,150,000	2,207,792

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	BBB+	500,000	504,145
Ser. TT, 5s, 7/1/27	BBB+	650,000	655,226

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/15	BBB	750,000	792,975
Cmnwlth. of PR, Hwy & Trans. Auth. FRN, Ser. AA-2, 5.3s, 7/1/35	BBB+	350,000	353,353

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	2,000,000	2,128,940
Ser. AA, NATL, 5 1/2s, 7/1/18	BBB+	65,000	71,028
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	Baa2	1,435,000	1,782,327

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,500,000	1,500,060

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	BBB	1,000,000	1,022,570
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	BBB	685,000	688,158

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	3,250,000	3,565,868
Ser. C, 5 1/4s, 8/1/41	A+	500,000	527,560
Ser. C, 5 1/4s, 8/1/40	Aa3	500,000	546,840
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	183,220

			22,545,863
Virgin Islands (0.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	445,820
Ser. A-1, 5s, 10/1/39	Baa2	600,000	629,058
Ser. A, 5s, 10/1/25	Baa2	450,000	499,284

			1,574,162
TOTAL INVESTMENTS

Total investments (cost $230,627,493)(b)			$246,968,460

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $251,406,640.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $230,534,618, resulting in gross unrealized appreciation and depreciation of $19,682,090 and $3,248,248, respectively, or net unrealized appreciation of $16,433,842.
(NON)	Non-income-producing security.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.9%
	Local government	15.9
	Health care	14.5
	Utilities	10.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.0%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$246,968,460	$—

Totals by level	$—	$246,968,460	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013